6. Customer Concentrations (Details Narrative)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Three Customers Percentage of Sales
Percent concentration	79.00%	72.00%	77.00%	73.00%
One Customer Percentage of Sales
Percent concentration	48.00%	51.00%	46.00%	54.00%
One Customer Percentage of Receivables
Percent concentration			61.00%	65.00%
Three Customers Percentage of Receivables
Percent concentration			90.00%	88.00%